SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

Since January 1, 2016, the Company has issued two year warrants to purchase 783,963 shares of common stock at an exercise price of $2.00 per share in exchange for advances in the amount of $680,000 from the Company’s president and principal shareholder in connection with the secured convertible line of credit agreement. The conversion rates of these advances were between $0.37 and $0.55 per share.

On January 22, 2016, the Company granted 5 year warrants to purchase 150,000 shares of the Company’s common stock in exchange for legal services. The warrants vest immediately and are exercisable at $0.39 per share. The Company valued the warrants at $44,447 using the Black-Scholes option pricing model using a volatility of 103.14%, based upon the historical price of the Company’s common stock, an estimated term of 5 years, the term of the warrants, and a discount rate of 1.49%. The fair value will be recognized in expense during the three months ending March 31, 2016.

Since January 1, 2016, the Company issued 13,947 shares of common stock in exchange for investor relations services valued at $6,000.

In January 2016, the Company issued 3,581 shares of common stock to a consultant for services valued at $1,656.

In January 2016, the Company entered into a settlement with a former shareholder of the Company’s predecessor company under which the Company paid $80,000 in exchange for a general release.

In January 2016, the Company granted a one year extension for warrants to purchase 3,968,258 shares of common stock which were set to expire at various dates in 2016.  Of the warrants extended, 2,443,565 were held by our president and principal shareholder and a director.  In connection with the extension, the Company will record other expense of approximately $207,000 for the three months ended March 31, 2016 representing the difference between the fair value of the old warrants and the extended warrants.

At the Company’s annual shareholders meeting on January 22, 2016, shareholders approved increasing the number of authorized shares of common stock from 100 million to 150 million. On January 26, 2016, the Company filed a Certificate of Amendment to its Certificate of Incorporation to effectuate the increase of its authorized shares of common stock from 100 million to 150 million.

On January 25, 2016, the Company’s Board of Directors approved changing its fiscal year end from June 30th to December 31st.

In February 2016, the Company issued 428,032 shares of common stock to its president and principal shareholder in payment of accrued interest of $149, 811.

Since January 1, 2016, the Company issued 508,822 shares of common stock in exchange for $225,245 in connection with the Purchase Agreement with Lincoln Park.